COMMON STOCK, STOCK OPTIONS AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Common Stock Stock Options And Warrants Tables
Schedule of fair value stock option grants
	Year Ended September 30, 2016	Year Ended September 30, 2015	Nine Months Ended September 30, 2014

Risk-free interest rate	0.95 – 1.40%	1.37 – 1.52%	1.83%
Expected dividend yield	0%	0%	0%
Expected term	4.75 – 9 years	2.5 – 6 years	5 – 6 years
Forfeiture rate	0%	0%	0%
Expected volatility	57 – 74%	53 – 58%	54%

Schedule of stock option activity

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at October 1, 2016	8,732,770	$0.54	8.59 years	$1,355,924
Granted	—	—
Exercised	—	—
Forfeited or expired	—	—
Outstanding at December 31, 2016	8,732,770	$0.54	8.34 years	$468,958
Exercisable at December 31, 2016	5,286,654	$0.45	7.91 years	$336,484

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2014	—	$—
Granted	3,300,000	0.45
Exercised	—	—
Forfeited or expired	—	—
Outstanding at September 30, 2014	3,300,000	0.45	9.96 years	$495,000
Granted	600,000	0.60
Exercised	—	—
Forfeited or expired	—	—
Outstanding at September 30, 2015	3,900,000	0.47	8.94 years	$297,000
Granted	3,674,000	0.76
Assumed in acquisition	1,158,770	0.07
Exercised	—	—
Forfeited or expired	—	—
Outstanding at September 30, 2016	8,732,770	$0.54	8.59 years	$1,355,924
Exercisable at September 30, 2016	5,136,654	$0.45	8.14 years	$1,059,615

Schedule of Warrants

	Exercise price	Number		Expiration Dates
Investor Warrants	$0.60	3,400,067		September 12, 2019
Placement Agent Unit Warrants	0.60	680,013		September 12, 2019
Warrants underlying Placement Agent Unit Warrants	0.60	680,013		September 12, 2019
Placement Agent Share Warrants	0.60	1,000,000		September 12, 2019
Investor Warrants	0.60	2,145,371		March 19, 2020 – June 26, 2020
Investor Warrants	0.60	891,666		July 2, 2020 – September 14, 2020
Investor Warrants	0.60	583,334		November 5, 2020 – November 20, 2020
Investor Warrants	0.60	2,133,334	(1)	January 7, 2021 – March 21, 2021
Investor Warrants	0.60	1,900,000	(1)	April 15, 2021 – April 25, 2021
LMB Warrants	0.41	1,352,266		June 12, 2019 - March 2, 2021
LMB Warrants	0.66	122,319		September 30, 2019 - January 8, 2020
LMB Warrants	1.38	265,814		November 3, 2019 - March 6, 2020
LMB Warrants	0.50	1,108,249		August 18, 2020 – March 14, 2021
LMB Warrants	0.91	796,649		March 24, 2022 – April 29, 2022
Financial Advisor Warrants	0.20	1,000,000		August 15, 2021
2016 Offering Warrants	0.55	975,000		November 23, 2021
2016 Offering Placement Agent Warrants	0.55	97,500		November 23, 2021
		19,131,595

	Exercise price	Number		Expiration Dates

Investor Warrants	$0.60	3,400,067		September 12, 2019
Placement Agent Unit Warrants	0.60	680,013		September 12, 2019
Warrants underlying Placement Agent Unit Warrants	0.60	680,013		September 12, 2019
Placement Agent Share Warrants	0.60	1,000,000		September 12, 2019
Investor Warrants	0.60	2,145,371		March 19, 2020 – June 26, 2020
Investor Warrants	0.60	891,666		July 2, 2020 – September 14,2020
Investor Warrants	0.60	583,334	(1)	November 5, 2020 – November 20, 2020
Investor Warrants	0.60	2,133,334	(1)	January 7, 2021 – March 21, 2021
Investor Warrants	0.60	1,900,000	(1)	April 15, 2021 – April 25, 2021
LMB Warrants	0.41	1,352,266		June 12, 2019 – March 2, 2021
LMB Warrants	0.66	122,319		September 30, 2019 – January 8, 2020
LMB Warrants	1.38	265,814		November 3, 2019 – March 6, 2020
LMB Warrants	0.50	1,108,249		August 18, 2020 – March 14, 2021
LMB Warrants	0.91	796,649		March 24, 2022 – April 29, 2022
Financial Advisor Warrants	0.20	1,000,000		August 15, 2021
		18,059,095